Fair value option (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Assets and Liabilities of Consolidated Investment Management Funds, at Fair Value
The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2022	2021
Assets of consolidated investment management funds:
Trading assets	$203	$443
Other assets	6	19
Total assets of consolidated investment management funds	$209	$462
Liabilities of consolidated investment management funds:
Other liabilities	$1	$3
Total liabilities of consolidated investment management funds	$1	$3